CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Parent	Ordinary Shares Class A ordinary share	Ordinary Shares Class B ordinary share	Additional Paid in Capital	Statutory Reserves	Retained Earnings (Accumulated Deficits)	Accumulated Other Comprehensive Income (loss)	Non-controlling Interest	Class A ordinary share	Class B ordinary share	Total
Beginning balance at Mar. 31, 2022	$ 10,566,139	$ 1,414	$ 586	$ 2,169,306	$ 609,841	$ 7,279,793	$ 505,199	$ 5,562,467			$ 16,128,606
Beginning balance (in shares) at Mar. 31, 2022		14,144,000	5,856,000						14,144,000	5,856,000
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Issuance of Class A Ordinary Share	548,367	$ 29		548,338							548,367
Issuance of Class A Ordinary Share (in shares)		285,000
Net income (loss) for the year	477,689					477,689		792,237			1,269,926
Appropriation to statutory reserve					23,322	(23,322)
Foreign currency translation loss	(790,166)						(790,166)	(429,976)			(1,220,142)
Ending balance at Mar. 31, 2023	10,802,029	$ 1,443	$ 586	2,717,644	633,163	7,734,160	(284,967)	5,924,728			16,726,757
Ending balance (in shares) at Mar. 31, 2023		14,429,000	5,856,000
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Issuance of Class A Ordinary Share	458,341	$ 20		458,321							458,341
Issuance of Class A Ordinary Share (in shares)		200,000
Refund of capital contribution - capital reduction								(98,220)			(98,220)
Net income (loss) for the year	8,652					8,652		836,679			845,331
Appropriation to statutory reserve					12,375	(12,375)
Foreign currency translation loss	(526,589)						(526,589)	(297,754)			(824,343)
Ending balance at Mar. 31, 2024	10,742,433	$ 1,463	$ 586	3,175,965	645,538	7,730,437	(811,556)	6,365,433			17,107,866
Ending balance (in shares) at Mar. 31, 2024		14,629,000	5,856,000						14,429,000	5,856,000
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Issuance of Class A Ordinary Share	3,823,804	$ 125		3,823,679							3,823,804
Issuance of Class A Ordinary Share (in shares)		1,250,000
Refund of capital contribution - capital reduction								(179,185)			(179,185)
Capital contribution								5,304			5,304
Share issued for convertible note	439,575	$ 43		439,532							439,575
Share issued for convertible note (in shares)		432,759
Issuance of Class A Ordinary Share for management and employees	2,672,450	$ 153		2,672,297							2,672,450
Issuance of Class A Ordinary Share for management and employees (in shares)		1,531,000
Issuance of Class A Ordinary Share for services	3,643,333			3,643,333							3,643,333
Net income (loss) for the year	(10,798,318)					(10,798,318)		(102,288)			(10,900,606)
Appropriation to statutory reserve					1,256	(1,256)
Foreign currency translation loss	(53,179)						(53,179)	(2,245)			(55,424)
Ending balance at Mar. 31, 2025	$ 10,470,098	$ 1,784	$ 586	$ 13,754,806	$ 646,794	$ (3,069,137)	$ (864,735)	$ 6,087,019			$ 16,557,117
Ending balance (in shares) at Mar. 31, 2025		17,842,759	5,856,000						17,842,778	5,856,000